Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
variable-Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value		$ (468,987)	$ (222,139)
Valuation technique	[1]	Contract value	Contract value
Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, option adjusted spread	[2]		0.72
Fair Value			$ 1,042		$ 1,047
Fair value			$ 1,042
Valuation technique			Discounted cash flow
Reserve
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	[3]	$ (624,157)	$ (399,260)		$ (265,884)
Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value		$ (16,707)	$ (15,896)
Valuation technique		Discounted cash flow	Discounted cash flow
Unobservable Input, Annuitizations, minimum		0.00%	0.00%
Unobservable Input, Annuitizations, maximum		25.00%	25.00%
Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value		$ (138,463)	$ (161,225)
Valuation technique		Discounted cash flow	Discounted cash flow
Weighted Average [Member] | Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, option adjusted spread	[2]		0.72
Minimum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		0.00%	0.00%
Unobservable Input, Mortality		0.00%	0.00%	[4]
Unobservable Input, withdrawal benefit election		0.00%	0.00%
Minimum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		0.50%	0.50%
Unobservable Input, Mortality		0.00%	0.00%	[4]
Maximum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		25.00%	25.00%
Unobservable Input, Mortality		100.00%	100.00%	[4]
Unobservable Input, withdrawal benefit election		50.00%	50.00%
Maximum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		35.00%	35.00%
Unobservable Input, Mortality		100.00%	100.00%	[4]

[1]	Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is floored at contract value.
[2]	No range is applicable due to only one security within classification.
[3]	The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.
[4]	Mortality assumptions are derived from the Annuity 2000 Mortality Table. See note 12 for further discussion.